Document and Entity Information	May 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 08, 2024
Entity Registrant Name	Li-Cycle Holdings Corp.
Entity Incorporation State Country Code	A6
Entity File Number	001-40733
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	207 Queens Quay West
Entity Address Address Line 2	Suite 590
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5J IA7
Entity Address Country	CA
City Area Code	877
Local Phone Number	542-9253
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, without par value
Trading Symbol	LICY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment to the Current Report on Form 8-K of Li-Cycle Holdings Corp. (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) on May 15, 2024 (the “Original 8-K”), to correct a mistake in the amended and restated separation agreement for Tim Johnston attached to the Original 8-K as Exhibit 10.1 (the “Separation Agreement”). Consistent with the Company’s prior disclosure regarding its executive severance policy, including in the Company’s proxy statements for fiscal years 2023, 2022 and 2021, filed with the SEC and the Ontario Securities Commission, and the Company’s Annual Report on Form 10-K filed with the SEC on March 15, 2024 and as amended by the Annual Report on Form 10-K/A, on April 29, 2024, the Separation Agreement should have provided for a bi-weekly salary continuance payment to Mr. Johnston in the amount of $50,769.23 (rather than $76,153.85, as stated in Section 2 of the Separation Agreement), payable over 18 months, for a total payment of $1,980,000.
Entity Central Index Key	0001828811